SUPPLEMENT DATED JUNE 18, 2007

TO

PROSPECTUS DATED MAY 1, 2007

FOR

FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT J

Effective June 22, 2007, MFS/Sun Life Massachusetts Investors Trust Series will change its name to MFS/Sun Life Blended Research Core Equity Series.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.